EQUITY TRANSACTIONS	12 Months Ended
May 31, 2024
Equity [Abstract]
EQUITY TRANSACTIONS

NOTE 10 - EQUITY TRANSACTIONS

On October 13, 2022 (the “Closing Date”), the Company entered into a Standby Equity Commitment Agreement (the “Equity Agreement” by and among the Company, and MacRab, LLC, a Florida limited liability company ("MacRab"), pursuant to which MacRab has agreed to purchase at the Company’s sole discretion, up to five million dollars ($5,000,000) of the Company’s common stock (the “Put Shares”) at a purchase price of 90% of the average of the two (2) lowest volume weighted average prices of the Company’s Common Stock on OTCQB during the six (6) Trading Days immediately following the Clearing Date.

Contemporaneous therewith, the Company and MacRab also entered into a Registration Rights Agreement, whereby the Company has agreed to provide certain registration rights under the Securities Act of 1933, as amended. Pursuant to the Registration Rights Agreement, the Company has registered the Put Shares pursuant in a registration statement on Form S-1 (the “Registration Statement”). The Registration Statement was filed on October 21, 2022.

During the year ended May 31, 2024, the Company issued an aggregate of 349,461,323 shares of common stock pursuant to the Equity Agreement for net proceeds of $55,730.

During the quarter ended May 31, 2024, the Company’s transfer agent issued 231,018,188 shares of common stock pursuant to the Equity Agreement. These shares were issued in error as the company never received any proceeds and thus the transaction was cancelled. The shares issued will be returned to treasury subsequent to May 31, 2024. These shares have not been included in the financial statements for the year ended May 31, 2024.

During the year ended May 31, 2023, the Company issued an aggregate of 73,753,000 shares of common stock for the conversion of notes payable and accrued interest in the aggregate amount of $147,507.

During the year ended May 31, 2023, the Company issued 666,666,668 shares of common stock for the acquisition of Simply Whim, Inc. See Note 12 – Investment in Acquisition.

During the year ended May 31, 2024, the Company issued an aggregate of 2,265,475,967 shares of common stock for the conversion of notes payable and accrued interest in the aggregate amount of $350,472.

During the year ended May 31, 2024, the Company issued an aggregate of 185,000,000 shares of common stock for consulting and investor relations services rendered to the Company. The shares were valued using the market price for the stock on the date of issuance. The Company recognized $102,700 in expenses which is included in “Salaries and Consulting Fees” in the Consolidated Statement of Operations for the year ended May 31, 2024.